Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Measurement [Line Items]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present the fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2023 and 2024:

	As of December 31, 2023			Total
	Level 1	Level 2	Level 3	Fair Value
	RMB	RMB	RMB	RMB
Liabilities
Warrant liabilities	—	—	87,279	87,279
Convertible loans	—	—	14,336,844	14,336,844
Total	—	—	14,424,123	14,424,123

	As of December 31, 2024			Total
	Level 1	Level 2	Level 3	Fair Value
	RMB	RMB	RMB	RMB
Liabilities
Convertible loans	—	—	10,076,081	10,076,081
Total	—	—	10,076,081	10,076,081

Schedule of Recurring Fair Value Measurements

The table below reflects the reconciliation from the opening balances to the closing balances for recurring fair value measurements of the fair value hierarchy for the years ended December 31, 2022, 2023 and 2024:

	Warrant liabilities*	Option liability*	Convertible loans	Contingent consideration payables	Prepaid forward contracts	Prepaid consideration for acquisitions	Payable for acquisition of Lin’s	Total Fair Value
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Balance as of January 1, 2022	(8,531,114)	(17,632,261)	(6,072,237)	(644,437)	—	28,424,280	—	(4,455,769)
Additions	—	—	(10,446,900)	—	—	—	(1,398,431)	(11,845,331)
Fair value change	3,464,922	6,305,349	(1,714,334)	—	—	(9,931,826)	—	(1,875,889)
Change in fair value recognized in general and administrative expenses	—	—	—	92,796	—	—	—	92,796
Extinguishment upon contingent consideration readily to settle	—	—	—	551,641	—	—	—	551,641
Extinguishment upon purchase consideration settlement/readily to settle	—	—	—	—	—	(18,492,454)	—	(18,492,454)
Foreign exchange translation	(681,692)	(1,435,192)	(613,461)	—	—	—	—	(2,730,345)
Balance as of December 31, 2022	(5,747,884)	(12,762,104)	(18,846,932)	—	—	—	(1,398,431)	(38,755,351)

Additions	—	—	(29,690,163)	—	—	—	—	(29,690,163)
Fair value change	5,727,015	12,572,815	(1,235,513)	—	—	—	36,943	17,101,260
Extinguishment upon settlement	—	—	35,593,895	—	—	—	1,361,488	36,955,383
Foreign exchange translation	(66,410)	189,289	(158,131)	—	—	—	—	(35,252)
Balance as of December 31, 2023	(87,279)	—	(14,336,844)	—	—	—	—	(14,424,123)

Additions	—	—	(19,237,039)	—	—	—	—	(19,237,039)
Fair value change	—	—	4,716,634	—	—	—	—	4,716,634
Extinguishment upon conversion	—	—	9,432,067	—	—	—	—	9,432,067
Extinguishment upon reclassification	—	—	8,807,795	—	—	—	—	8,807,795
Extinguishment upon settlement	—	—	541,306	—	—	—	—	541,306
Extinguishment upon maturity	87,279	—	—	—	—	—	—	87,279
Balance as of December 31, 2024	—	—	(10,076,081)	—	—	—	—	(10,076,081)
*	The Option liability was expired in February 2023, the Class A OS Warrant was expired in September 2023.

Warrant [Member]
Fair Value Measurement [Line Items]
Schedule of Estimated the Fair Values of Warrant Liabilities

The Company estimated the fair values of warrant liabilities using the binomial option-pricing model with the assistance of an independent third-party valuation firm using the corresponding inputs in 2023:

As of December 31, 2023
March 2019 B-2 Warrant
Risk-free interest rate	3.92% – 4.12%
Expected volatility	35.55% – 41.61%
Dividend yield	0.00%
Remaining contractual life	Permanent
Fair value of the underlying preferred shares/ordinary shares	US$4.67